UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 7123

Advantage Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	1/31/2009

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for these series as appropriate.

Dreyfus Global Absolute Return Fund Dreyfus Total Return Advantage Fund Global Alpha Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Absolute Return Fund
January 31, 2009 (Unaudited)

	Principal
Short-Term Investments--82.4%	Amount ($)	Value ($)
Commerical Paper--12.9%
BNP Paribas Finance
0.21%, 2/6/09	150,000	149,996
Deutsche Bank Securities
0.20%, 2/9/09	200,000	199,991
ING (US) Funding
0.25%, 2/18/09	200,000	199,976
Intesa Funding
0.29%, 2/2/09	200,000	199,998
Societe Generale
0.31%, 2/13/09	300,000	299,969
Toyota Motor Credit
0.65%, 2/9/09	200,000	199,971
UBS Finance (Delaware)
0.23%, 2/9/09	150,000	149,992
		1,399,893
U.S. Government Agencies--47.0%
Federal Home Loan Bank,
Notes, 0.03%, 2/13/09	180,000	179,994
Federal Home Loan Bank,
Notes, 0.08%, 2/6/09	3,640,000	3,639,960
Federal Home Loan Bank,
Notes, 0.10%, 2/20/09	100,000	99,994
Federal Home Loan Bank,
Notes, 0.11%, 3/11/09	1,200,000	1,199,861
		5,119,809
U.S. Treasury Bills--22.5%
0.01%, 3/19/09	50,000 [a]	49,989
0.02%, 2/26/09	450,000	449,959
0.09%, 3/5/09	900,000	899,875
0.18%, 6/18/09	1,045,000 [a]	1,043,985
		2,443,808
Total Short-Term Investments
(cost $8,963,914)		8,963,510
	Face Amount
	Covered by
Options--2.3%	Contracts ($)	Value ($)
Put Options
U.S. Treasury 10-Year Notes
March 2009 @135
(cost $225,685)	2,000,000 [b]	246,875

Other Investment--15.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,724,000)	1,724,000 [c]	1,724,000

Total Investments (cost $10,913,599)	100.5%	10,934,385
Liabilities, Less Cash and Receivables	(.5%)	(53,369)
Net Assets	100.0%	10,881,016

a	All or partially held by a broker as collateral for open financial futures positions.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At January 31 2009, the aggregate cost of investment securities for income tax purposes was $10,913,599. Net unrealized appreciation on investments was $20,786 of which $21,190 related to appreciated investment securities and $404 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2009 ($)
Financial Futures Long
10 Year Euro-Bond	19	2,979,509	March 2009	(41,494)
British Long Gilt	15	2,539,250	March 2009	(53,863)
CAC 40 10 Euro	41	1,560,736	February 2009	(68,055)
FTSE 100 Index	44	2,603,348	March 2009	(94,342)

Financial Futures Short
Japanese 10 Year Bond	34	(5,260,327)	March 2009	16,350
S & P 500 Emini	10	(411,250)	March 2009	16,190
TOPIX Index	22	(1,935,196)	March 2009	74,089
U.S. Treasury 10 Year Notes	15	(1,840,078)	March 2009	34,204
				(166,921)

At Januaruy 31, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 1/31/2009 ($)
Purchases:
Australian Dollar, expiring 3/18/2009	148,200	99,082	93,863	(5,219)
Australian Dollar, expiring 3/18/2009	85,150	57,834	53,930	(3,904)
Australian Dollar, expiring 3/18/2009	43,650	29,685	27,646	(2,039)
British Pound, expiring 3/18/2009	556,684	820,302	806,252	(14,050)
British Pound, expiring 3/18/2009	311,400	464,624	451,004	(13,620)
British Pound, expiring 3/18/2009	133,372	200,678	193,164	(7,514)
British Pound, expiring 3/18/2009	167,050	247,251	241,940	(5,311)
British Pound, expiring 3/18/2009	89,950	133,190	130,276	(2,914)
British Pound, expiring 3/18/2009	95,000	140,216	137,589	(2,627)
British Pound, expiring 3/18/2009	259,000	357,947	375,113	17,166
EURO, expiring 3/18/2009	53,800	71,018	68,841	(2,177)
EURO, expiring 3/18/2009	129,200	172,492	165,320	(7,172)
Japanese Yen, expiring 3/18/2009	28,947	311,572	322,508	10,936
Japanese Yen, expiring 3/18/2009	76,916,875	833,029	856,967	23,938
Japanese Yen, expiring 3/18/2009	3,291,000	36,557	36,667	110
Japanese Yen, expiring 3/18/2009	16,117,000	178,557	179,567	1,010
Swiss Franc, expiring 3/18/2009	1,901,605	1,592,554	1,640,594	48,040
Swiss Franc, expiring 3/18/2009	378,000	337,295	326,116	(11,179)
				23,474

Sales:
Australian Dollar, expiring 3/18/2009	1,611,641	1,057,938	1,020,735	37,203
British Pound, expiring 3/18/2009	141,000	203,103	204,212	(1,109)
Canadian Dollar, expiring 3/18/2009	901,352	714,854	734,856	(20,002)
Canadian Dollar, expiring 3/18/2009	96,750	78,844	78,878	(34)
Canadian Dollar, expiring 3/18/2009	115,200	94,398	93,920	478
Canadian Dollar, expiring 3/18/2009	94,000	75,200	76,636	(1,436)
EURO, expiring 3/18/2009	905	1,172	1,158	14
EURO, expiring 3/18/2009	135,862	188,725	173,844	14,881
EURO, expiring 3/18/2009	82,138	114,553	105,101	9,452
EURO, expiring 3/18/2009	254,000	334,272	325,009	9,263
EURO, expiring 3/18/2009	133,000	171,450	170,182	1,268
Swiss Franc, expiring 3/18/2009	437,372	368,663	377,339	(8,676)
Swiss Franc, expiring 3/18/2009	191,628	162,882	165,325	(2,443)
				38,859

Total				62,333

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	1,970,875	(166,921)
Level 2 - Other Significant Observable Inputs	8,963,510	62,333
Level 3 - Significant Unobservable Inputs		0
Total	10,934,385	(104,588)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Total Return Advantage Fund
January 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--92.2%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.5%
Northrop Grumman,
Gtd. Notes	7.13	2/15/11	20,000	21,314
United Technologies,
Sr. Unscd. Notes	4.38	5/1/10	50,000	51,179
United Technologies,
Notes	6.13	7/15/38	35,000	36,295
				108,788
Agriculture--.1%
UST,
Sr. Unscd. Notes	6.63	7/15/12	25,000	25,262
Asset-Backed Ctfs./Auto Receivables--2.3%
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A4A	5.55	4/7/14	50,000	34,643
Americredit Automobile Receivables
Trust, Ser. 2007-DF, Cl. A4A	5.56	6/6/14	65,000	51,841
Chase Manhattan Auto Owner Trust,
Ser. 2006-B, Cl. A4	5.11	4/15/14	100,000	100,498
Honda Auto Receivables Owner
Trust, Ser. 2005-5, Cl. A4	4.69	2/15/11	98,908	99,018
Honda Auto Receivables Owner
Trust, Ser. 2006-2, Cl. A4	5.28	1/23/12	100,000	100,772
Navistar Financial Corporation
Owner Trust, Ser. 2004-B,
Cl. A4	3.53	10/15/12	46,656	45,585
Nissan Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A4	4.77	7/15/11	50,000	50,130
Wachovia Auto Owner Trust,
Ser. 2006-A, Cl. A3	5.35	2/22/11	1,712	1,712
Whole Auto Loan Trust,
Ser. 2004-1, Cl. A4	3.26	3/15/11	11,369	11,353
				495,552
Asset-Backed Ctfs./Credit Cards--1.3%
Capital One Multi-Asset Execution
Trust, Ser. 2006-A10, Cl. A10	5.15	6/16/14	80,000	78,105
Chase Issuance Trust,
Ser. 2005-A10, Cl. A10	4.65	12/17/12	100,000	101,293
Citibank Credit Card Master Trust
I, Ser. 1999-2 Cl. A	5.88	3/10/11	100,000	100,219
				279,617
Asset-Backed Ctfs./Home Equity Loans--.5%
Renaissance Home Equity Loan
Trust, Ser. 2005-2, Cl. AF3	4.50	8/25/35	52,232 a	47,078
Residential Asset Mortgage
Products, Ser. 2003-RZ4, Cl. A7	4.79	6/25/33	81,788 a	70,443
				117,521
Automobile Manufacturers--.3%
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	70,000	63,085
Banks--6.0%
Bank of Tokyo-Mitsubishi,
Sr. Sub. Notes	8.40	4/15/10	15,000	15,739
Bank One,
Sub. Notes	7.88	8/1/10	100,000	104,676

BSCH Issuances,
Bank Gtd. Notes	7.63	9/14/10	50,000	48,827
Caterpillar Financial Service,
Sr. Unscd. Notes	4.30	6/1/10	50,000	50,731
Comerica Bank,
Sub. Notes	5.75	11/21/16	15,000	11,717
Deutsche Bank AG London,
Sr. Unscd. Notes	5.38	10/12/12	50,000	50,811
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	10,000	9,587
Fifth Third Bancorp,
Sr. Unscd. Notes	6.25	5/1/13	30,000	28,712
HSBC Holdings,
Sr. Sub. Notes	5.25	12/12/12	50,000	51,011
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	150,000	154,408
Key Bank,
Sub. Notes	7.00	2/1/11	50,000	49,476
Marshall & Ilsley,
Sr. Unscd. Notes	4.38	8/1/09	75,000	74,515
National Westminster Bank,
Sub. Notes	7.38	10/1/09	50,000	49,172
PNC Funding,
Gtd. Notes	1.81	6/22/11	150,000 a	150,002
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	15,000	14,196
Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	20,000	16,563
Regions Bank,
Gtd. Notes	3.25	12/9/11	150,000	154,285
Regions Financial,
Sub. Notes	6.38	5/15/12	25,000	23,155
Royal Bank of Canada,
Notes	3.88	5/4/09	100,000	100,092
US Bancorp,
Sr. Unscd. Notes, Ser. P	4.50	7/29/10	10,000	9,941
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	21,991
Wells Fargo & Co.,
Sr. Unscd. Notes	4.20	1/15/10	50,000	50,145
Wells Fargo & Co.,
Sr. Unscd. Notes	5.25	10/23/12	20,000	20,158
Wells Fargo & Co.,
Sr. Unscd. Notes	5.30	8/26/11	30,000	30,353
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	5,000	4,906
				1,295,169
Chemicals--.1%
Lubrizol,
Gtd. Notes	4.63	10/1/09	15,000	14,992
Commercial Mortgage Pass-Through Ctfs.--2.8%
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3,
Cl. A3	5.83	6/15/38	100,000 a	74,933
GMAC Commercial Mortgage
Securities, Ser. 2001-C2,
Cl. A1	6.25	4/15/34	991	989
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	102,000 a	81,850

J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A3	4.96	8/15/42	75,000	61,288
Merrill Lynch Countrywide
Commercial Mortgage Trust,
Ser. 2007-5, Cl. A3	5.36	8/12/48	100,000	59,764
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2006-2, Cl. A4	5.91	6/12/46	100,000 a	74,309
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A3	5.19	10/12/52	110,000 a	85,270
Morgan Stanley Capital I,
Ser. 2006-HQ8, Cl. AJ	5.47	3/12/44	65,000 a	20,300
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A1	4.18	3/12/35	101,821	94,970
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	57,824	55,814
				609,487
Consumer Discretionary--.5%
Clorox,
Sr. Unscd. Notes	4.20	1/15/10	15,000	15,118
Fortune Brands,
Sr. Unscd. Notes	5.13	1/15/11	15,000	15,006
Newell Rubbermaid,
Sr. Unscd. Notes	4.00	5/1/10	50,000	48,740
Xerox,
Gtd. Notes	7.13	6/15/10	25,000	25,044
				103,908
Diversified Financial Services--12.2%
Allstate Life Global Funding
Trusts, Sr. Scd. Notes,
Ser. 04-1	4.50	5/29/09	100,000	100,130
Ameriprise Financial,
Sr. Unscd. Notes	5.65	11/15/15	15,000	12,614
Bank of America,
Gtd. Notes	3.13	6/15/12	150,000	153,456
Bear Stearns,
Sr. Unscd. Notes	4.50	10/28/10	10,000	9,964
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	10,000	10,075
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	10,000	9,008
CIT Group,
Sr. Unscd. Notes	3.38	4/1/09	50,000	49,000
Citigroup,
Sr. Unscd. Notes	2.33	6/9/09	50,000 a	49,673
Citigroup,
Sub. Notes	5.00	9/15/14	30,000	24,297
Citigroup,
Sr. Unscd. Notes	5.13	5/5/14	50,000	44,041
Citigroup,
Sr. Unscd. Notes	6.50	1/18/11	20,000	19,809
Countrywide Home Loans,
Gtd. Notes	4.13	9/15/09	25,000	24,846
Credit Suisse First Boston USA,
Gtd. Notes	4.13	1/15/10	50,000	50,358
Credit Suisse First Boston USA,
Sr. Unscd. Notes	4.88	8/15/10	50,000	50,437
Credit Suisse USA,
Gtd. Notes	6.13	11/15/11	10,000	10,189

General Electric Capital,
Gtd. Notes	2.20	6/8/12	500,000	496,282
General Electric Capital,
Gtd. Notes	3.12	12/9/11	150,000 a	153,581
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	100,000	99,803
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.00	6/15/12	100,000	101,847
Goldman Sachs Group,
Sr. Unscd. Notes	5.70	9/1/12	100,000	97,121
Goldman Sachs Group,
Sr. Unscd. Notes	6.88	1/15/11	30,000	30,316
Household Finance,
Sr. Unscd. Notes	8.00	7/15/10	10,000	10,264
International Lease Finance,
Sr. Unscd. Notes	5.75	6/15/11	50,000	38,839
John Deere Capital,
Gtd. Notes	2.88	6/19/12	500,000	507,493
JPMorgan Chase & Co.,
Sr. Unscd. Notes	1.26	1/17/11	100,000 a	94,620
JPMorgan Chase & Co.,
Gtd. Notes, Ser. 3	1.91	6/22/12	150,000 a	149,973
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	10,000	10,058
Lehman Brothers Holdings,
Jr. Sub. Notes	6.50	7/19/17	20,000 b	2
MBNA,
Sr. Unscd. Notes	5.00	6/15/15	50,000	44,658
Merrill Lynch & Co.,
Sr. Unscd. Notes, Ser. C	4.25	2/8/10	50,000	48,949
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	20,000	18,728
Morgan Stanley,
Sub. Notes	4.75	4/1/14	25,000	20,845
Morgan Stanley,
Sr. Unscd. Notes	6.75	4/15/11	50,000	50,017
Western Union,
Gtd. Notes	5.40	11/17/11	30,000	29,654
				2,620,947
Diversified Metals & Mining--.5%
Alcoa,
Sr. Unscd. Notes	7.38	8/1/10	25,000	24,649
BHP Billiton Finance USA,
Gtd. Notes	5.00	12/15/10	75,000	75,731
				100,380
Electric Utilities--1.6%
Con Edison NY,
Sr. Unscd. Notes, Ser. 05-C	5.38	12/15/15	35,000	35,714
Duke Energy,
Sr. Unscd. Notes	6.25	1/15/12	50,000	52,477
Emerson Electric,
Sr. Unscd. Notes	7.13	8/15/10	50,000	52,474
NSTAR,
Sr. Unscd. Notes	8.00	2/15/10	50,000	51,549
SCANA,
Sr. Unscd. Notes	6.88	5/15/11	50,000	51,042
Scottish Power,
Sr. Unscd. Notes	4.91	3/15/10	50,000	49,482
Southern California Edison,
First Mortgage Bonds, Ser. 05-A	5.00	1/15/16	35,000	35,369

Union Electric,
Sr. Scd. Notes	6.40	6/15/17	5,000	4,791
				332,898
Food & Beverages--2.2%
Anheuser-Busch,
Sr. Unscd. Notes	6.00	4/15/11	50,000	50,286
Conagra Foods,
Sr. Unscd. Notes	7.88	9/15/10	15,000	15,944
General Mills,
Sr. Unscd. Notes	6.00	2/15/12	15,000	15,757
H.J. Heinz,
Gtd. Notes	6.63	7/15/11	50,000 a	52,229
Kellogg,
Sr. Unscd. Notes, Ser. B	6.60	4/1/11	70,000	75,304
Kraft Foods,
Sr. Unscd. Notes	5.63	8/11/10	30,000	30,885
Kraft Foods,
Sr. Unscd. Notes	5.63	11/1/11	45,000	47,253
Kroger,
Gtd. Notes	8.05	2/1/10	50,000	51,756
McDonald's,
Sr. Unscd. Notes	6.00	4/15/11	75,000	79,428
Pepsico,
Sr. Unscd. Notes	5.15	5/15/12	25,000	26,899
Safeway,
Sr. Unscd. Notes	6.50	3/1/11	20,000	20,002
				465,743
Foreign/Governmental--.3%
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	5,000	5,293
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	50,000	52,750
				58,043
Health Care--2.2%
Abbott Laboratories,
Sr. Unscd. Notes	5.60	5/15/11	50,000	53,573
Aetna,
Sr. Unscd. Notes	6.00	6/15/16	15,000	14,113
American Home Products,
Sr. Unscd. Notes	6.95	3/15/11	100,000 a	106,824
Astrazeneca,
Sr. Unscd. Notes	5.40	6/1/14	75,000	79,739
Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	10,000	10,776
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	40,000	40,938
Eli Lilly & Co.,
Sr. Unscd. Notes	6.00	3/15/12	30,000	32,640
Hospira,
Sr. Unscd. Notes	4.95	6/15/09	15,000	15,018
Merck & Co.,
Sr. Unscd. Notes	4.38	2/15/13	100,000	103,322
UnitedHealth Group,
Sr. Unscd. Notes	5.25	3/15/11	20,000	20,067
				477,010
Industrial--.7%
Deere & Co.,
Sr. Unscd. Debs.	7.85	5/15/10	75,000	78,223
Honeywell International,
Sr. Unscd. Notes	7.50	3/1/10	50,000	52,561

Waste Management,
Sr. Unscd. Notes	7.38	8/1/10	20,000	20,477
				151,261
Media--.7%
Comcast Cable Communications,
Gtd. Notes	6.75	1/30/11	95,000	97,393
Viacom,
Sr. Unscd. Notes	5.75	4/30/11	20,000	19,139
Viacom,
Gtd. Notes	7.70	7/30/10	25,000	25,213
				141,745
Oil & Gas--.9%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	25,000	25,133
Devon Financing,
Gtd. Notes	6.88	9/30/11	35,000	37,187
KeySpan,
Sr. Unsub. Notes	7.63	11/15/10	50,000	52,006
Trans-Canada Pipelines,
Sr. Unscd. Notes	4.00	6/15/13	50,000	48,369
XTO Energy,
Sr. Unscd. Notes	5.90	8/1/12	20,000	19,798
				182,493
Paper & Paper Related--.1%
International Paper,
Sr. Unscd. Notes	4.00	4/1/10	15,000	14,268
Property & Casualty Insurance--.9%
Ace INA Holdings,
Gtd. Notes	5.88	6/15/14	15,000	14,947
Berkshire Hathaway,
Gtd. Notes	4.13	1/15/10	40,000	40,917
Principal Life Income Funding
Trusts, Sr. Scd. Notes	5.13	3/1/11	150,000	147,494
				203,358
Retail--1.2%
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	20,000	20,781
Home Depot,
Sr. Unscd. Notes	4.63	8/15/10	70,000	70,522
Lowe's Companies,
Sr. Unscd. Notes	8.25	6/1/10	50,000	53,075
Wal-Mart Stores,
Sr. Unscd. Notes	6.88	8/10/09	100,000	102,687
				247,065
Technology--.6%
IBM,
Sr. Unscd. Notes	4.95	3/22/11	50,000	52,650
NCR,
Sr. Unscd. Notes	7.13	6/15/09	15,000	15,049
Oracle,
Sr. Unscd. Notes	5.00	1/15/11	50,000	52,204
				119,903
Telecommunications--3.2%
AT & T Wireless,
Sr. Unscd. Notes	7.88	3/1/11	25,000	26,895
AT & T Wireless,
Sr. Unscd. Notes	8.13	5/1/12	25,000	27,264
BellSouth,
Sr. Unscd. Notes	6.00	10/15/11	100,000	104,983
British Telecommunications,

Sr. Unscd. Notes	8.63	12/15/10	65,000 a	68,276
CenturyTel,
Sr. Unscd. Notes, Ser. H	8.38	10/15/10	25,000	24,947
Cisco Systems,
Sr. Unscd. Notes	5.25	2/22/11	75,000	78,479
Cox Communications,
Sr. Unscd. Notes	4.63	1/15/10	25,000	24,806
France Telecom,
Sr. Unsub. Notes	7.75	3/1/11	75,000 a	79,336
KPN,
Sr. Unscd. Notes	8.00	10/1/10	55,000	56,943
Motorola,
Sr. Unscd. Notes	7.63	11/15/10	50,000	46,474
Telefonica Europe,
Gtd. Notes	7.75	9/15/10	50,000	52,876
Verizon Global Funding,
Sr. Unscd. Notes	7.25	12/1/10	50,000	53,257
Verizon New York,
Sr. Unscd. Notes, Ser. A	6.88	4/1/12	50,000	51,183
				695,719
Transportation--.5%
Burlington North Santa Fe,
Sr. Unscd. Notes	7.13	12/15/10	20,000	20,871
CSX,
Sr. Unscd. Notes	6.75	3/15/11	20,000	20,124
Norfolk Southern,
Sr. Unscd. Notes	6.75	2/15/11	50,000	50,445
Union Pacific,
Sr. Unscd. Bonds	5.45	1/31/13	20,000	19,729
				111,169
U.S. Government Agencies/Mortgage-Backed--45.7%
Federal Home Loan Mortgage Corp.:
4.50%			240,000 c,d	241,125
4.00%, 10/1/21			99,954 d	100,431
4.50%, 12/1/19			264,722 d	275,125
5.00%, 11/1/33 - 7/1/35			412,186 d	419,468
5.50%, 12/1/18 - 10/1/21			319,961 d	332,811
5.66%, 2/1/37			41,702 a,d	43,038
5.74%, 2/1/37			75,784 a,d	78,406
5.93%, 1/1/37			70,979 a,d	73,635
6.00%, 10/1/19 - 9/1/34			178,501 d	185,674
6.50%, 8/1/12			56,990 d	59,307
6.50%, 8/1/32			828,264 d	869,462
7.00%, 1/1/36			147,207 d	154,927
Federal National Mortgage Association:
4.50%			760,000 c,d	770,687
5.00%			1,150,000 c,d	1,176,183
6.00%			870,000 c,d	896,779
4.00%, 4/1/19 - 3/1/21			474,883 d	479,524
4.47%, 12/1/34			169,528 a,d	170,546
5.00%, 7/1/19 - 10/1/33			469,558 d	481,380
5.50%, 7/1/17 - 7/1/38			584,631 d	602,470
5.75%, 4/1/37			80,277 a,d	83,146
6.00%, 11/1/16 - 11/1/37			700,401 d	726,014
6.50%, 7/1/33 - 8/1/38			162,869 d	171,863
7.00%, 4/1/32			71,571 d	76,082
Government National Mortgage Association I:
5.50%			300,000 c	307,359
6.00%			260,000 c	267,516
6.50%			750,000 c	777,539

9,820,497

U.S. Government Securities--4.3%
U.S. Treasury Bonds:

4.75%, 2/15/37	400,000	474,938
6.25%, 5/15/30	295,000	394,747
U.S. Treasury Notes
4.88%, 7/31/11	40,000	43,703
		913,388
Total Bonds and Notes
(cost $19,811,444)		19,769,268
	Principal
Short-Term Investments--1.0%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.01%, 3/19/09	80,000 e	79,983
0.26%, 6/18/09	135,000 e	134,869
Total Short-Term Investments
(cost $214,866)		214,852

Other Investment--13.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,895,000)	2,895,000 f	2,895,000
Total Investments (cost $22,921,310)	106.7%	22,879,120
Liabilities, Less Cash and Receivables	(6.7%)	(1,427,132)
Net Assets	100.0%	21,451,988

a	Variable rate security--interest rate subject to periodic change.
b	Issuer filed for bankruptcy.
c	Purchased on a forward commitment basis.
d	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
e	All or partially held by a broker as collateral for open financial futures positions.
f	Investment in affiliated money market mutual fund.

At January 31, 2009 the aggregate cost of investment securities for income tax purposes was $22,921,310. Net unrealized depreciation on investments was $32,481 of which $430,255 related to appreciated investment securities and $462,736 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At Januaruy 31, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 1/31/2009 ($)
Purchases:
British Pound, expiring 3/18/2009	28,708	42,491	41,578	(913)
British Pound, expiring 3/18/2009	43,050	63,745	62,350	(1,395)
British Pound, expiring 3/18/2009	12,000	17,285	17,380	95
British Pound, expiring 3/18/2009	53,000	77,380	76,761	(619)
British Pound, expiring 3/18/2009	73,000	101,947	105,727	3,780
Canadian Dollar, expiring 3/18/2009	17,116	13,872	13,954	82
Japanese Yen, expiring 3/18/2009	19,637,089	212,675	218,786	6,111
Japanese Yen, expiring 3/18/2009	4,240,000	47,459	47,240	(219)
Norwegian Krone, expiring 3/18/2009	560,782	79,369	80,783	1,414
Swedish Krona, expiring 3/18/2009	1,098,310	131,327	131,203	(124)
Swiss Franc, expiring 3/18/2009	157,358	140,287	135,759	(4,528)
Swiss Franc, expiring 3/18/2009	147,000	127,417	126,823	(594)
				3,090
Sales:
Australian Dollar, expiring 3/18/2009	53,438	35,079	33,845	1,234
Australian Dollar, expiring 3/18/2009	51,000	34,991	32,301	2,690
EURO, expiring 3/18/2009	25,710	35,714	32,898	2,816
EURO, expiring 3/18/2009	14,000	19,525	17,914	1,611
EURO, expiring 3/18/2009	34,000	47,971	43,505	4,466
EURO, expiring 3/18/2009	129,000	173,403	165,064	8,339
EURO, expiring 3/18/2009	172,000	225,602	220,085	5,517
New Zealand Dollar , expiring 3/18/2009	86,400	47,360	43,705	3,655
New Zealand Dollar , expiring 3/18/2009	101,246	55,321	51,215	4,106
New Zealand Dollar , expiring 3/18/2009	75,000	39,131	37,939	1,192
				35,626

Total				38,716

STATEMENT OF FINANCIAL FUTURES
January 31, 2009 (Unaudited)

					Unrealized
		Market Value			Appreciation/
		Covered by			(Depreciation)
	Contracts	Contracts ($)	Expiration		at 1/31/2009 ($)
Financial Futures Long
10 Year Euro-Bond	8	760,219	March 2009		(15,615)
British Long Gilt	7	1,184,983	March 2009		(22,583)
Canadian 10 Year Bonds	10	1,000,282	March 2009		(1,306)
Euro Dollar	1	246,888	March 2009		971
Euro Dollar	1	246,125	December 2009		884
Euro Dollar	2	493,675	June 2009		1,943
Euro Dollar	1	245,088	June 2010		421
Euro Dollar	1	243,888	December 2010		96
U.S. Treasury 5 year Notes	1	118,172	March 2009		(831)
U.S. Treasury 10 year Notes	21	2,576,109	March 2009		(62,582)
U.S. Treasury Bonds	6	1,254,530	March 2009		(38,635)
Financial Futures Short
Australian 10 Year Bonds	11	(807,938)	March 2009		(10,885)
Japanese 10 Year Bond	9	(1,392,440)	March 2009		5,468
U.S. Treasury 10 year Notes	13	(1,594,734)	March 2009		40,578
					(102,076)

STATEMENT OF OPTIONS WRITTEN
January 31, 2009 (Unaudited)

			Face Amount
			Covered by
			Contracts ($)		Valued ($)
Call Options
U.S. Treasury 10 Year Notes
February 2009 @ 114.5			3,000	a	(21,750)
U.S. Treasury 10 Year Notes
February 2009 @ 116.5			3,000	a	(16,031)
U.S. Treasury 10 Year Notes
February 2009 @ 117.5			1,000	a	(4,437)
U.S. Treasury 10 Year Notes
February 2009 @ 123.5			1,000	a	(984)
U.S. Treasury 10 Year Notes
February 2009 @ 123			4,000	a	(4,813)
Put Options
U.S. Treasury 10 Year Notes
February 2009 @ 114.5			3,000	a	(141)
U.S. Treasury 10 Year Notes
February 2009 @ 116.5			3,000	a	(328)
U.S. Treasury 10 Year Notes
February 2009 @ 117.5			1,000	a	(172)
U.S. Treasury 10 Year Notes
February 2009 @ 123.5			1,000	a	(1,813)
U.S. Treasury 10 Year Notes
February 2009 @ 123			4,000	a	(6,125)
(Premiums received $66,303)					(56,594)

a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	2,895,000	(158,670)
Level 2 - Other Significant Observable Inputs	19,984,120	38,716
Level 3 - Significant Unobservable Inputs	0	0
Total	22,879,120	(119,954)
*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Global Alpha Fund
January 31, 2009 (Unaudited)

Common Stocks--58.7%	Shares	Value ($)
Australia--1.1%
AMP	6,009	19,883
Australia & New Zealand Banking Group	6,540	54,284
BHP Billiton	10,756	202,713
Brambles	4,435	18,970
Commonwealth Bank of Australia	4,472	75,385
CSL	1,916	45,154
Foster's Group	6,158	21,258
Insurance Australia Group	6,020	14,744
Macquarie Group	901	14,500
National Australia Bank	5,994	70,976
Newcrest Mining	1,453	28,240
Origin Energy	2,824	24,927
QBE Insurance Group	3,162	47,658
Rio Tinto	916	23,847
Santos	1,872	16,831
Suncorp-Metway	3,063	14,415
Telstra	13,958	33,421
Wesfarmers	2,963	28,831
Westfield Group	5,621	42,641
Westpac Banking	8,450	83,032
Woodside Petroleum	1,544	34,115
Woolworths	3,901	68,098
		983,923
Austria--.1%
Erste Group Bank	776	11,774
OMV	681	19,540
Raiffeisen International Bank Holding	293	6,008
Strabag	163	3,029
Telekom Austria	1,435	20,228
Verbund-Oesterreichische Elektrizitaetswirtschafts, Cl. A	320	12,290
Vienna Insurance Group	167	5,265
Voestalpine	494	9,635
Wienerberger	322	4,151
		91,920
Belgium--.3%
Anheuser-Busch InBev	1,534	39,139
Anheuser-Busch InBev (Strip)	1,224 a	6
Belgacom	702	24,604
Colruyt	90	19,982
Compagnie Nationale a Portefeuille	165	7,824
Delhaize Group	452	29,193
Dexia	2,158	6,789
Fortis	9,501	21,396
Fortis (Rights)	12,089 a	0
Groupe Bruxelles Lambert	336	24,797
Groupe Bruxelles Lambert (Strip)	31 a	0

KBC Ancora	100	816
KBC Groep	658	12,079
Mobistar	127	9,352
Solvay	249	17,678
UCB	425	13,275
Umicore	502	9,399
		236,329
Bermuda--.4%
Accenture, Cl. A	2,273	71,735
ACE	1,248	54,487
Arch Capital Group	156 a	9,383
Axis Capital Holdings	463	11,232
Covidien	1,897	72,731
Everest Re Group	211	13,293
Ingersoll-Rand, Cl. A	1,184	19,192
Invesco	1,436	16,930
Marvell Technology Group	2,501 a	18,232
Nabors Industries	841 a	9,209
PartnerRe	177	11,598
RenaissanceRe Holdings	159	7,105
Tyco Electronics	1,764	24,978
Tyco International	1,794	37,709
Weatherford International	2,540 a	28,016
XL Capital, Cl. A	1,778	5,156
		410,986
Canada--.0%
Tim Hortons	680	16,708
Cayman Islands--.0%
Garmin	600	10,518
Seagate Technology	2,420	9,171
		19,689
Denmark--.3%
AP Moller - Maersk, Cl. A	2	9,799
AP Moller - Maersk, Cl. B	5	24,153
Carlsberg, Cl. B	291	9,705
Coloplast, Cl. B	144	8,862
Danisco	195	7,207
Danske Bank	1,874	19,007
DSV	1,036	10,285
FLSmidth & Co.	208	5,748
Jyske Bank	273 a	6,242
Novo Nordisk, Cl. B	1,589	85,363
Novozymes, Cl. B	193	15,478
Topdanmark	63 a	7,527
TrygVesta	112	6,681
Vestas Wind Systems	769 a	37,610
William Demant Holding	89 a	2,961
		256,628
Finland--.4%
Elisa	765	12,146
Fortum	1,846	36,147
Kesko, Cl. B	335	8,264

Kone, Cl. B	619	13,033
Metso	488	4,765
Neste Oil	518	7,528
Nokia	13,332	163,844
Nokian Renkaat	574	5,635
Orion, Cl. B	345	5,960
Outokumpu	457	5,230
Pohjola Bank, Cl. A	426	5,001
Rautaruukki	329	5,249
Sampo, Cl. A	1,777	28,625
Sanoma	347	4,078
Stora Enso, Cl. R	2,428	14,873
UPM-Kymmene	2,169	20,569
Wartsila	350	9,419
		350,366
France--2.8%
Accor	613	24,348
ADP	153	8,248
Air France-KLM	694	6,679
Air Liquide	1,007	73,602
Alcatel-Lucent	11,908 a	23,714
Alstom	668	32,465
Atos Origin	358	8,536
AXA	5,501	86,110
BNP Paribas	2,916	112,142
Bouygues	788	27,023
Bureau Veritas	209	7,901
Cap Gemini	710	24,612
Carrefour	2,578	88,506
Casino Guichard Perrachon	224	14,770
Christian Dior	280	14,015
Cie de Saint-Gobain	973	33,136
Cie Generale d'Optique Essilor International	653	25,004
CNP Assurances	191	12,761
Compagnie Generale de Geophysique-Veritas	670 a	8,182
Compagnie Generale des Etablissements Michelin, Cl. B	450	17,715
Credit Agricole	3,156	38,583
Dassault Systemes	330	12,522
Eiffage	192	9,507
Electricite de France	711	34,856
Eramet	27	4,312
Eurazeo	131	4,452
Eutelsat Communications	449 a	9,623
France Telecom	6,505	146,382
GDF SUEZ	3,895	150,092
Gecina	80	5,563
Groupe Danone	1,552	80,052
Hermes International	233	23,559
ICADE	101	8,154
Iliad	42	3,504
Imerys	146	5,845
JC Decaux	342	4,731

Klepierre	356	8,527
L'Oreal	867	57,886
Lafarge	429	19,893
Lagardere	620	23,725
Legrand	487	8,235
LVMH Moet Hennessy Louis Vuitton	870	47,723
M6-Metropole Television	334	5,434
Natixis	5,033	7,901
Neopost	163	13,173
PagesJaunes Groupe	649	5,740
Pernod-Ricard	544	34,327
Peugeot	783	13,350
PPR	395	20,060
Publicis Groupe	676	15,922
Renault	952	18,495
Safran	964	12,094
Sanofi-Aventis	3,740	211,290
Schneider Electric	760	48,463
Scor	892	18,187
Societe BIC	137	7,374
Societe Des Autoroutes Paris-Rhin-Rhone	58	3,315
Societe Generale	1,678	70,854
Societe Television Francaise 1	603	6,522
Sodexo	490	24,938
Suez Environnement	1,343 a	21,530
Technip	524	16,338
Thales	459	20,443
Total	7,586	380,836
Unibail-Rodamco	291	39,232
Valeo	382	4,278
Vallourec	135	13,301
Veolia Environnement	1,289	29,163
Vinci	1,436	49,392
Vivendi	4,156	107,636
Wendel	142	5,550
Zodiac	214	7,772
		2,590,105
Germany--1.8%
Adidas	635	22,077
Allianz	1,450	122,825
BASF	3,032	88,278
Bayer	2,450	130,641
Bayerische Motoren Werke	1,061	25,303
Beiersdorf	283	13,926
Commerzbank	2,200	10,023
Daimler	2,782	78,432
Deutsche Bank	1,738	46,104
Deutsche Boerse	625	31,637
Deutsche Post	2,712	33,989
Deutsche Telekom	9,086	110,265
E.ON	6,093	197,077
Fresenius Medical Care & Co.	612	27,457

K+S	476	22,661
Linde	430	28,792
MAN	339	14,823
Merck	207	17,579
Muenchener Rueckversicherungs	662	87,974
RWE	1,426	111,234
SAP	2,797	99,824
Siemens	2,784	156,906
ThyssenKrupp	1,154	23,573
Volkswagen	374	119,556
		1,620,956
Greece--.2%
Alpha Bank	1,557	13,129
Coca-Cola Hellenic Bottling	687	9,455
EFG Eurobank Ergasias	1,294	8,159
Hellenic Petroleum	512	3,701
Hellenic Telecommunications Organization	1,110	16,927
Marfin Investment Group	2,534 a	9,417
National Bank of Greece	2,050	34,625
OPAP	926	27,056
Piraeus Bank	1,257	8,376
Public Power	565	9,514
Titan Cement	389	7,129
		147,488
Hong Kong--.4%
BOC Hong Kong Holdings	12,000	12,256
Cheung Kong Holdings	4,000	37,093
CLP Holdings	7,000	47,450
Esprit Holdings	3,400	18,134
Hang Lung Properties	7,000	15,715
Hang Seng Bank	2,500	30,124
Hong Kong & China Gas	13,000	21,203
Hong Kong Exchanges & Clearing	3,000	25,742
HongKong Electric Holdings	4,000	23,477
Hutchison Whampoa	7,000	35,703
Li & Fung	8,000	16,035
Sun Hung Kai Properties	5,000	44,452
Swire Pacific, Cl. A	3,000	19,389
		346,773
Ireland--.1%
Allied Irish Banks	3,651	5,708
Anglo Irish Bank	3,069	853
Bank of Ireland	665	554
Bank of Ireland	3,626	2,893
CRH	2,261	52,728
Elan	2,072 a	14,949
Kerry Group, Cl. A	598	11,081
		88,766
Italy--.7%
Assicurazioni Generali	3,390	70,811
Banca Monte dei Paschi di Siena	7,922	11,411
Enel	13,878	78,163

ENI	8,344	177,928
Fiat	2,275	11,181
Finmeccanica	1,297	20,394
Intesa Sanpaolo	24,686	78,217
Mediobanca	1,577	14,348
Telecom Italia	32,165	39,715
Telecom Italia-RNC	19,314	18,761
UniCredit	36,415	64,492
Unione di Banche Italiane	1,946	24,314
		609,735
Japan--7.8%
77 Bank	1,000	5,008
Acom	9	315
Advantest	1,400	18,759
Aeon	2,700	21,552
Aisin Seiki	700	9,269
Ajinomoto	3,000	25,775
All Nippon Airways	3,000	11,235
Alps Electric	2,300	9,699
Amada	3,000	14,245
Asahi Breweries	1,700	26,269
Asahi Glass	4,000	20,898
Ashai Kasei	3,000	12,271
Astellas Pharma	2,000	75,440
Bank of Kyoto	1,000	10,453
Bank of Yokohama	5,000	25,345
Benesse	300	12,765
Bridgestone	2,600	32,753
Brother Industries	1,500	9,660
Canon	3,700	99,472
Casio Computer	2,400	18,812
Central Japan Railway	6	42,691
Chiba Bank	3,000	16,689
Chubu Electric Power	2,800	79,581
Chugai Pharmaceutical	1,000	19,104
Chugoku Electric Power	900	23,382
Chuo Mitsui Trust Holdings	3,000	11,718
Citizen Holdings	400	1,604
Credit Saison	600	5,850
Dai Nippon Printing	2,000	19,497
Daicel Chemical Industries	3,000	13,160
Daido Steel	4,000	10,935
Daiichi Sankyo	2,900	65,201
Daikin Industries	1,100	25,124
Daito Trust Construction	300	12,884
Daiwa House Industry	1,000	8,906
Daiwa Securities Group	6,000	32,820
Denki Kagaku Kogyo	6,000	12,496
Denso	2,100	37,966
Dentsu	800	13,682
DIC	5,000	8,057
Dowa Holdings	3,000	9,509

East Japan Railway	1,400	94,884
Eisai	1,100	40,193
Electric Power Development	600	23,065
Elpida Memory	1,000 a	7,004
FamilyMart	300	10,956
Fanuc	800	47,472
Fast Retailing	200	25,260
Fuji Electric Holdings	5,000	5,922
FUJIFILM Holdings	1,600	34,931
Fujitsu	8,000	35,944
Fukuoka Financial Group	4,000	13,388
Furukawa Electric	3,000	10,333
Gunma Bank	2,000	11,557
Hankyu Hashin Holdings	5,000	27,390
Haseko	10,500	9,710
Hirose Electric	100	9,405
Hitachi	11,000	35,163
Hitachi Construction Machinery	1,000	9,777
Hokkaido Electric Power	800	19,310
Hokuhoku Financial Group	12,000	23,708
Hokuriku Electric Power	1,100	31,359
Honda Motor	5,900	131,940
HOYA	1,700	30,212
Ibiden	500	10,089
IHI	12,000	13,918
INPEX	3	21,530
Isetan Mitsukoshi Holdings	1,680 a	12,046
Isuzu Motors	6,000	6,869
Itochu	6,000	29,099
J Front Retailing	4,200	14,930
Jafco	600	11,737
Japan Real Estate Investment	1	8,982
Japan Retail Fund Investment	4	17,557
Japan Steel Works	2,000	21,469
Japan Tobacco	19	54,306
JFE Holdings	2,200	54,554
JGC	1,000	14,143
Joyo Bank	3,000	16,224
JS Group	800	10,607
JSR	1,700	20,597
JTEKT	1,700	10,503
Kajima	3,000	7,910
Kaneka	3,000	16,022
Kansai Electric Power	3,200	87,714
Kao	2,000	48,635
Kawasaki Heavy Industries	6,000	10,827
Kawasaki Kisen Kaisha	5,000	18,150
KDDI	12	75,005
Keihin Electric Express Railway	2,000	15,309
Keio	3,000	15,958
Keyence	100	18,153
Kintetsu	7,000	31,626

Kirin Holdings	3,000	37,667
Kobe Steel	11,000	16,316
Komatsu	3,800	39,028
Konami	400	7,972
Konica Minolta Holdings	1,500	11,544
Kubota	3,000	16,199
Kuraray	3,000	23,497
Kurita Water Industries	500	11,215
Kyocera	500	31,948
Kyowa Hakko Kirin	1,371	12,286
Kyushu Electric Power	1,600	41,701
Lawson	200	9,868
Leopalace21	1,300	10,919
Makita	600	10,813
Marubeni	7,000	24,803
Marui Group	2,600	13,464
Mazda Motor	6,000	9,231
Mediceo Paltac Holdings	500	5,612
Meiji Dairies	1,000	4,689
Minebea	4,000	12,161
Mitsubishi	4,700	62,210
Mitsubishi Chemical Holdings	5,000	20,408
Mitsubishi Electric	8,000	36,462
Mitsubishi Estate	5,000	65,374
Mitsubishi Gas Chemical	4,000	15,814
Mitsubishi Heavy Industries	10,000	37,548
Mitsubishi Materials	10,000	24,892
Mitsubishi Motors	10,000 a	13,247
Mitsubishi Rayon	5,000	12,012
Mitsubishi Tanabe Pharma	1,000	14,636
Mitsubishi UFJ Financial Group	39,060	216,690
Mitsui & Co.	7,000	72,730
Mitsui Chemicals	5,000	14,344
Mitsui Engineering & Shipbuilding	7,000	10,641
Mitsui Fudosan	3,000	38,632
Mitsui Mining & Smelting	6,000	10,766
Mitsui OSK Lines	5,000	28,591
Mitsui Sumitomo Insurance Group Holdings	1,600	40,995
Mizuho Financial Group	41,000	100,820
Murata Manufacturing	900	33,775
Namco Bandai Holdings	700	6,972
NEC	8,000	21,307
NGK Insulators	1,000	12,764
NGK Spark Plug	2,000	15,349
Nidec	500	23,647
Nikon	1,000	10,349
Nintendo	400	123,087
Nippon Building Fund	2	21,436
Nippon Electric Glass	3,000	19,593
Nippon Express	3,000	10,726
Nippon Meat Packers	1,000	12,621
Nippon Mining Holdings	4,000	14,535

Nippon Oil	6,000	26,058
Nippon Paper Group	400	11,829
Nippon Sheet Glass	1,000	2,439
Nippon Steel	18,000	52,629
Nippon Telegraph & Telephone	2,200	106,102
Nippon Yusen	5,000	23,374
Nipponkoa Insurance	3,000	24,404
Nishi-Nippon City Bank	7,000	17,095
Nissan Motor	9,600	28,670
Nisshin Steel	8,000	13,314
Nissin Foods Holdings	400	13,580
Nitto Denko	800	14,749
Nomura Holdings	7,300	47,032
Nomura Real Estate Office Fund	3	18,783
Nomura Research Institute	1,200	21,508
NSK	4,000	12,827
NTN	4,000	10,610
NTT Data	5	15,976
NTT DoCoMo	56	97,548
Obayashi	3,000	14,108
Odakyu Electric Railway	3,000	23,896
OJI Paper	4,000	18,932
Olympus	1,000	16,065
Omron	800	9,460
Ono Pharmaceutical	300	15,731
Oriental Land	200	15,174
ORIX	330	14,351
Osaka Gas	8,000	34,028
Panasonic	7,000	83,955
Panasonic Electric Works	1,000	7,847
Promise	750	13,673
Rakuten	28 a	16,425
Resona Holdings	2,200	33,805
Ricoh	2,000	24,272
Rohm	400	19,754
Sankyo	200	9,553
Sanyo Electric	7,000 a	10,689
Sapporo Hokuyo Holdings	4,000	14,200
SBI Holdings	86	10,331
Secom	900	37,736
Sega Sammy Holdings	2,100	26,382
Seiko Epson	500	6,257
Sekisui Chemical	4,000	22,214
Sekisui House	1,000	8,402
Seven & I Holdings	2,900	77,310
Sharp	4,000	29,532
Shikoku Electric Power	500	16,507
Shimamura	200	13,951
Shimizu	3,000	13,554
Shin-Etsu Chemical	1,700	78,968
Shinsei Bank	12,000	15,345
Shionogi & Co.	1,000	21,309

Shiseido	1,000	16,733
Shizuoka Bank	3,000	31,202
Showa Denko	10,000	13,248
Showa Shell Sekiyu	900	8,387
SMC	200	17,841
Softbank	3,200	49,243
Sojitz	9,800	14,914
Sompo Japan Insurance	4,000	24,849
Sony	3,600	69,637
Sony Financial Holdings	5	16,358
Stanley Electric	1,600	15,333
SUMCO	1,100	14,171
Sumitomo	4,700	42,482
Sumitomo Chemical	7,000	21,993
Sumitomo Electric Industries	3,200	24,096
Sumitomo Heavy Industries	1,000	3,155
Sumitomo Metal Industries	16,000	31,878
Sumitomo Metal Mining	2,000	18,642
Sumitomo Mitsui Financial Group	2,800	110,950
Sumitomo Realty & Development	2,000	22,914
Sumitomo Rubber Industries	600	3,747
Sumitomo Trust & Banking	6,000	29,501
Suruga Bank	2,000	17,450
Suzuken	200	5,091
Suzuki Motor	1,100	14,799
T & D Holdings	800	25,676
Taiheiyo Cement	9,000	12,306
Taisei	8,000	17,602
Taiyo Nippon Sanso	1,000	6,424
Takashimaya	1,000	6,716
Takeda Pharmaceutical	2,900	135,529
Takefuji	1,330	9,369
TDK	400	14,918
Teijin	3,000	7,204
Terumo	700	23,683
THK	200	2,527
Tobu Railway	4,000	21,917
Tohoku Electric Power	1,800	46,276
Tokio Marine Holdings	2,400	63,233
Tokuyama	2,000	11,823
Tokyo Electric Power	4,300	134,408
Tokyo Electron	700	25,590
Tokyo Gas	10,000	47,120
Tokyo Tatemono	3,000	10,015
Tokyu	5,000	21,624
Tokyu Land	4,000	12,499
TonenGeneral Sekiyu	1,000	9,616
Toppan Printing	2,000	13,434
Toray Industries	6,000	25,877
Toshiba	10,000	34,736
Tosoh	5,000	10,447
TOTO	1,000	5,303

Toyo Seikan Kaisha	800	11,837
Toyota Industries	500	9,955
Toyota Motor	9,800	312,646
Toyota Tsusho	900	8,042
Trend Micro	500 a	13,617
Ube Industries	5,000	10,721
UNICHARM	200	13,726
UNY	1,000	8,299
West Japan Railway	7	28,463
Yahoo! Japan	63	20,028
Yakult Honsha	1,100	22,315
Yamada Denki	370	21,830
Yamaha	600	5,232
Yamaha Motor	1,800	16,808
Yamato Holdings	2,000	20,305
Yokogawa Electric	400	1,810
		7,080,472
Luxembourg--.1%
ArcelorMittal	3,534	80,182
Millicom International Cellular	337	13,102
Reinet Investments	1 a	5
SES	766	14,106
Tenaris	1,513	15,085
		122,480
Netherlands--.6%
Aegon	4,484	23,789
Akzo Nobel	760	27,309
ASML Holding	1,382	23,041
European Aeronautic Defence and Space	875	15,368
Heineken	785	23,188
ING Groep	6,332	51,786
Koninklijke Ahold	3,820	46,070
KONINKLIJKE KPN	5,778	77,377
Koninklijke Philips Electronics	3,240	58,959
Reed Elsevier	2,011	22,369
STMicroelectronics	3,509	18,266
TNT	1,215	21,261
Unilever	5,221	115,548
Wolters Kluwer	874	15,792
		540,123
New Zealand--.0%
Auckland International Airport	7,010	6,440
Contact Energy	1,211	4,190
Fletcher Building	2,057	5,824
Sky City Entertainment Group	1,940	3,016
Telecom Corp of New Zealand	7,790	10,423
		29,893
Norway--.2%
Aker Solutions	890	4,211
DNB NOR	3,002	10,251
Frontline	220	6,366
Norsk Hydro	2,838	10,184

Orkla	3,437	23,000
Renewable Energy	600 a	6,068
SeaDrill	1,146	9,584
StatoilHydro	4,558	78,942
Telenor	3,484	22,861
Yara International	795	18,031
		189,498
Panama--.0%
McDermott International	583 a	6,046
Portugal--.1%
Banco Comercial Portugues, Cl. R	9,446 a	9,684
Banco Espirito Santo	899	5,991
Brisa	1,623	10,753
Cimpor-Cimentos de Portugal	565	2,636
Energias de Portugal	7,669	27,302
Galp Energia	689	7,364
Jeronimo Martins	925	4,724
Portugal Telecom	2,559	20,660
Zon Multimedia Servicos de Telecomunicacoes	933	5,046
		94,160
Singapore--.4%
Ascendas Real Estate Investment Trust	6,000	5,712
CapitaLand	7,000	10,959
CapitaMall Trust	7,000	7,262
City Developments	2,000	7,353
ComfortDelgro	10,000	9,522
Cosco Singapore	4,000	2,061
DBS Group Holdings	7,500	43,265
Flextronics International	4,691 a	12,243
Fraser and Neave	4,000	7,518
Genting International	12,000 a	3,416
Golden Agri-Resources	16,000	3,233
Keppel	6,000	15,753
Noble Group	5,000	3,380
Oversea-Chinese Banking	11,000	36,974
SembCorp Industries	6,000	8,909
SembCorp Marine	3,000	3,076
Singapore Airlines	1,866	13,609
Singapore Exchange	4,000	13,544
Singapore Press Holdings	7,000	12,924
Singapore Technologies Engineering	6,000	8,925
Singapore Telecommunications	34,000	59,049
United Overseas Bank	5,000	38,692
UOL Group	2,000	2,550
Wilmar International	3,000	5,617
		335,546
Spain--1.0%
Abertis Infraestructuras	859	13,980
ACS Actividades de Construccion y Servicios	591	23,857
Banco Bilbao Vizcaya Argentaria	11,412	107,197
Banco de Sabadell	2,942	14,779
Banco Popular Espanol	2,532	17,457

Banco Santander	29,145	236,046
EDP Renovaveis	825	6,153
Iberdrola	11,204	87,296
Inditex	699	26,765
Red Electrica	347	14,319
Repsol	2,348	42,246
Telefonica	14,941	266,715
Union Fenosa	1,172	26,464
		883,274
Sweden--.6%
Alfa Laval	1,567	11,098
Assa Abloy, Cl. B	1,257	12,767
Atlas Copco, Cl. A	2,746	18,704
Atlas Copco, Cl. B	1,601	9,650
Electrolux, Ser. B	1,054	7,687
Getinge, Cl. B	746	10,050
Hennes & Mauritz, Cl. B	2,121	82,844
Holmen, Cl. B	205	4,238
Husqvarna, Cl. B	1,032	4,354
Investor, Cl. B	1,878	22,017
Lundin Petroleum	1,191 a	5,944
Modern Times Group, Cl. B	280	4,827
Nordea Bank	8,740	46,781
Sandvik	4,140	21,461
Scania, Cl. B	1,733	14,102
Securitas, Cl. B	1,304	10,611
Skandinaviska Enskilda Banken, Cl. A	1,880	8,114
Skanska, Cl. B	1,555	13,450
SKF, Cl. B	1,593	13,491
Ssab Svenskt Stal, Ser. A	977	6,949
Ssab Svenskt Stal, Ser. B	264	1,758
Svenska Cellulosa, Cl. B	2,297	18,138
Svenska Handelsbanken, Cl. A	1,880	20,737
Swedbank, Cl. A	1,420	5,050
Swedish Match	1,040	14,199
Tele2, Cl. B	1,225	10,005
Telefonaktiebolaget LM Ericsson, Cl. B	12,306	99,101
TeliaSonera	9,269	41,120
Volvo, Cl. A	1,573	6,504
Volvo, Cl. B	4,457	18,053
		563,804
Switzerland--2.4%
ABB	7,664 a	99,968
Actelion	455 a	24,775
Adecco	572	19,249
Aryzta	368 a	9,194
Baloise Holding	239	14,877
BKW FMB Energie	68	5,829
Compagnie Financiere Richemont	2,429	35,576
Credit Suisse Group	3,795	97,564
EFG International	239	2,903
Geberit	185	17,947

Givaudan	30	20,354
Holcim	981	39,673
Julius Baer Holding	987	29,405
Kuehne & Nagel International	251	13,840
Lindt & Spruengli	4	6,531
Logitech International	802 a	7,787
Lonza Group	223	20,385
Nestle	13,621	471,519
Nobel Biocare Holding	556	8,579
Novartis	8,461	350,482
OC Oerlikon	32 a	1,100
Pargesa Holding	126	8,115
Roche Holding	2,498	351,661
Schindler Holding	237	10,689
SGS	22	23,314
Sonova Holding	220	10,614
Straumann Holding	36	5,524
Sulzer	127	6,346
Swatch Group	238	5,311
Swatch Group	147	16,452
Swiss Life Holding	163 a	8,875
Swiss Reinsurance	1,637	43,636
Swisscom	112	35,293
Syngenta	344	66,832
Synthes	276	33,362
Transocean	1,206 a	65,871
UBS	10,422 a	131,454
Zurich Financial Services	505	91,367
		2,212,253
United Kingdom--5.9%
3i Group	1,837	5,999
Admiral Group	849	11,004
AMEC	1,492	12,164
Anglo American	4,690	85,601
Antofagasta	2,075	12,564
Associated British Foods	1,875	17,922
AstraZeneca	5,161	198,738
Aviva	8,964	40,321
BAE Systems	12,130	70,344
Balfour Beatty	2,627	14,070
Barclays	28,918	44,234
Berkeley Group Holdings	359 a	4,097
BG Group	11,897	163,028
BHP Billiton	7,844	133,555
BP	66,700	475,515
British Airways	3,499	6,058
British American Tobacco	6,746	184,783
British Land	2,452	15,996
British Sky Broadcasting Group	5,387	38,599
BT Group	26,129	39,516
Bunzl	1,463	11,959
Burberry Group	1,918	6,996

Cable & Wireless	11,743	26,563
Cadbury	4,658	37,505
Cairn Energy	629 a	16,504
Capita Group	2,897	29,153
Carnival	783	14,325
Carphone Warehouse Group	2,411	3,528
Centrica	18,112	67,369
Cobham	5,125	15,812
Compass Group	5,979	29,588
Daily Mail & General Trust, Cl. A	1,664	6,321
Diageo	8,945	121,738
Drax Group	1,671	13,406
Eurasian Natural Resources	1,694	7,754
Experian	4,824	30,062
Firstgroup	2,308	9,076
Friends Provident	10,440	12,417
G4S	6,075	16,798
GKN	3,959	4,809
GlaxoSmithKline	18,605	327,102
Hammerson	1,387	8,113
Hays	8,012	8,692
Home Retail Group	4,327	12,835
HSBC Holdings	42,859	335,671
ICAP	2,490	8,472
IMI	1,811	7,017
Imperial Tobacco Group	3,610	98,521
Intercontinental Hotels Group	1,164	8,810
International Power	7,129	27,930
Invensys	3,542 a	7,915
Investec	2,269	8,162
ITV	17,384	6,892
J Sainsbury	5,502	26,414
Johnson Matthey	1,030	14,463
Kazakhmys	1,077	3,474
Kingfisher	12,828	25,725
Ladbrokes	3,362	8,761
Land Securities Group	2,235	22,217
Legal & General Group	28,608	25,406
Liberty International	1,214	6,524
Lloyds TSB Group	35,234	46,072
Logica	6,425	6,090
London Stock Exchange Group	865	6,001
Lonmin	738	9,219
Man Group	8,181	24,326
Marks & Spencer Group	7,596	25,297
Meggitt	2,864	5,708
National Express Group	730	3,434
National Grid	8,696	81,239
Next	887	15,051
Old Mutual	23,657	17,872
Pearson	3,827	36,718
Prudential	8,391	40,344

Reckitt Benckiser Group	2,142	82,607
Reed Elsevier	3,547	26,540
Rexam	3,510	15,788
Rio Tinto	3,546	76,990
Rolls-Royce Group	5,522 a	26,431
Royal Bank of Scotland Group	84,413	26,773
Royal Dutch Shell, Cl. A	12,613	314,584
Royal Dutch Shell, Cl. B	9,657	230,834
RSA Insurance Group	15,379	29,200
SABMiller	3,209	52,371
Sage Group	6,269	16,368
Schroders	705	7,735
Scottish & Southern Energy	2,939	50,634
Segro	1,931	4,447
Serco Group	2,152	13,628
Severn Trent	1,129	17,758
Shire	1,805	26,309
Smith & Nephew	4,205	30,221
Smiths Group	929	11,471
Stagecoach Group	2,979	5,229
Standard Chartered	6,804	85,929
Standard Life	10,301	32,635
Tate & Lyle	2,042	9,789
Tesco	27,928	144,224
Thomas Cook Group	2,826	7,774
Thomso Reuters	894	18,006
Tomkins	5,034	8,546
Tui Travel	3,200	10,334
Tullow Oil	3,407	33,990
Unilever	4,560	100,584
United Business Media	1,310	9,136
United Utilities Group	3,215	25,076
Vedanta Resources	758	6,043
Vodafone Group	187,667	350,913
Whitbread	780	9,227
Willis Group Holdings	567	14,039
WM Morrison Supermarkets	8,176	31,914
Wolseley	3,172	7,898
WPP	5,288	29,770
Xstrata	3,039	24,951
		5,398,974
United States--31.0%
3M	2,512	135,120
Abbott Laboratories	5,833	323,381
Abercrombie & Fitch, Cl. A	400	7,140
Activision Blizzard	2,924 a	25,614
Adobe Systems	2,005 a	38,716
Advance Auto Parts	284	9,295
Advanced Micro Devices	3,524 a	7,717
AES	2,500 a	19,775
Aetna	1,783	55,273
Affiliated Computer Services, Cl. A	319 a	14,629

Aflac	1,787	41,476
AGCO	436 a	9,278
Agilent Technologies	1,339 a	24,209
Air Products & Chemicals	801	40,290
Akamai Technologies	470 a	6,335
Alcoa	3,073	23,938
Allegheny Energy	628	20,874
Allegheny Technologies	406	8,968
Allergan	1,150	43,838
Alliance Data Systems	337 a	14,016
Alliant Energy	331	9,542
Allstate	1,925	41,714
Alpha Natural Resources	432 a	7,050
Altera	1,074	16,518
Altria Group	7,932	131,195
Amazon.com	1,208 a	71,054
AMB Property	470	7,576
Ameren	785	26,101
American Capital	996	2,848
American Eagle Outfitters	1,109	9,992
American Electric Power	1,520	47,652
American Express	3,946	66,017
American International Group	12,026	15,393
American Tower, Cl. A	1,489 a	45,176
Ameriprise Financial	769	15,495
AmerisourceBergen	589	21,392
AMETEK	396	12,656
Amgen	4,003 a	219,565
Amphenol, Cl. A	887	23,195
Amylin Pharmaceuticals	787 a	9,098
Anadarko Petroleum	1,771	65,067
Analog Devices	1,079	21,558
Annaly Capital Management	2,034	30,795
AON	931	34,494
Apache	1,265	94,875
Apartment Investment & Management, Cl. A	767	6,821
Apollo Group, Cl. A	507 a	41,300
Apple	3,352 a	302,116
Applied Materials	5,124	48,012
Aqua America	387	8,026
Arch Coal	388	5,894
Archer-Daniels-Midland	2,193	60,044
Arrow Electronics	316 a	6,026
Associated Banc-Corp	551	8,623
Assurant	556	14,678
AT & T	22,302	549,075
Autodesk	792 a	13,116
Automatic Data Processing	1,960	71,207
AutoZone	168 a	22,326
AvalonBay Communities	273	14,144
Avery Dennison	285	6,906
Avnet	710 a	14,072

Avon Products	1,608	32,884
Baker Hughes	1,165	38,818
Ball	322	12,345
Bank of America	24,148	158,894
Baxter International	2,416	141,698
BB & T	2,078	41,124
Beckman Coulter	177	8,800
Becton, Dickinson & Co.	921	66,929
Bed Bath & Beyond	971 a	22,556
Berkshire Hathaway, Cl. B	38 a	113,582
Best Buy	1,323	37,070
Biogen Idec	1,098 a	53,418
BJ Services	887	9,757
Black & Decker	169	4,886
BMC Software	705 a	17,858
Boeing	2,714	114,829
BorgWarner	550	9,284
Boston Properties	446	19,312
Boston Scientific	5,104 a	45,272
Bristol-Myers Squibb	7,490	160,361
Broadcom, Cl. A	1,663 a	26,359
Brown-Forman, Cl. B	355	16,121
Bunge	453	19,451
Burlington Northern Santa Fe	1,303	86,324
C.H. Robinson Worldwide	642	29,519
C.R. Bard	375	32,089
CA	1,566	28,172
Cablevision Systems (NY Group), Cl. A	1,167	18,707
Cabot Oil & Gas	457	12,563
Camden Property Trust	298	7,855
Cameron International	773 a	17,903
Campbell Soup	842	25,572
Capital One Financial	1,420	22,493
Cardinal Health	1,357	51,091
Carmax	1,273 a	10,528
Carnival	1,651	30,032
Caterpillar	2,303	71,048
CBS, Cl. B	2,100	12,012
Celanese, Ser. A	873	9,297
Celgene	1,721 a	91,127
CenterPoint Energy	1,144	15,307
CenturyTel	360	9,770
Cephalon	252 a	19,449
CF Industries Holdings	150	7,050
Charles River Laboratories International	398 a	9,715
Charles Schwab	3,701	50,297
Chesapeake Energy	2,078	32,853
Chevron	7,775	548,293
Chubb	1,351	57,526
Church & Dwight	247	13,148
CIGNA	973	16,891
Cimarex Energy	219	5,440

Cincinnati Financial	742	16,272
Cintas	477	10,852
Cisco Systems	22,354 a	334,639
Citigroup	20,601	73,134
Citrix Systems	885 a	18,620
Cliffs Natural Resources	441	10,218
Clorox	522	26,178
CME Group	229	39,825
Coach	1,257 a	18,352
Coca-Cola	7,873	336,335
Coca-Cola Enterprises	1,491	16,744
Cognizant Technology Solutions, Cl. A	1,083 a	20,285
Colgate-Palmolive	1,945	126,503
Comcast, Cl. A	7,536	110,402
Comcast, Cl. A (Special)	3,213	44,596
Comerica	438	7,297
Computer Sciences	562 a	20,704
ConAgra Foods	1,692	28,933
ConocoPhillips	5,464	259,704
Consol Energy	680	18,537
Consolidated Edison	1,032	42,054
Constellation Brands, Cl. A	573 a	8,320
Constellation Energy Group	889	23,381
Cooper Industries, Cl. A	621	16,711
Corning	5,965	60,306
Costco Wholesale	1,645	74,074
Covance	183 a	7,064
Coventry Health Care	385 a	5,825
Crown Castle International	966 a	18,856
CSX	1,541	44,627
Cummins	714	17,122
CVS Caremark	5,430	145,958
D.R. Horton	1,484	8,845
Danaher	965	53,972
Darden Restaurants	465	12,192
DaVita	388 a	18,236
Dean Foods	714 a	13,809
Deere & Co.	1,629	56,591
Dell	6,878 a	65,341
Denbury Resources	685 a	8,384
Dentsply International	496	13,347
Developers Diversified Realty	559	2,683
Devon Energy	1,631	100,470
Diamond Offshore Drilling	332	20,836
DIRECTV Group	2,308 a	50,545
Discover Financial Services	2,218	15,859
Discovery Communications, Ser. A	326 a	4,727
Discovery Communications, Ser. C	722 a	10,382
DISH Network, Cl. A	1,014 a	13,020
Dollar Tree	334 a	14,265
Dominion Resources	2,193	77,150
Dover	699	19,768

Dow Chemical	3,497	40,530
Dr. Pepper Snapple Group	898 a	14,772
DST Systems	83 a	2,637
DTE Energy	607	20,942
Duke Energy	4,783	72,462
Duke Realty	690	6,355
Dun & Bradstreet	276	20,976
Dynergy, Cl. A	3,343 a	7,054
E.I. du Pont de Nemours & Co.	3,413	78,362
Eastman Chemical	405	10,510
Eastman Kodak	1,384	6,270
Eaton	597	26,280
eBay	4,179 a	50,232
Ecolab	1,070	36,337
Edison International	1,169	38,074
El Paso	2,603	21,293
Electronic Arts	1,139 a	17,586
Eli Lilly & Co.	3,871	142,530
Embarq	509	18,181
EMC	7,831 a	86,454
Emerson Electric	2,935	95,975
Energen	311	9,084
Energizer Holdings	160 a	7,621
ENSCO International	504	13,789
Entergy	724	55,285
EOG Resources	941	63,772
Equifax	387	9,567
Equitable Resources	603	20,641
Equity Residential	1,023	24,480
Estee Lauder, Cl. A	571	14,989
Exelon	2,527	137,014
Expedia	414 a	3,697
Expeditors International Washington	794	22,081
Express Scripts	792 a	42,578
Exxon Mobil	19,657	1,503,367
Family Dollar Stores	460	12,774
Fastenal	446	15,244
Federal Realty Investment Trust	205	10,379
FedEx	1,118	56,951
Fidelity National Financial, Cl. A	1,023	14,956
Fidelity National Information Services	919	14,621
Fifth Third Bancorp	2,546	6,085
First American	368	8,037
First Solar	194 a	27,703
FirstEnergy	1,153	57,638
Fiserv	610 a	19,368
FLIR Systems	490 a	12,235
Flowserve	168	8,956
Fluor	676	26,296
FMC Technologies	373 a	11,037
Ford Motor	6,468 a	12,095
Forest City Enterprises, Cl. A	261	1,764

Forest Laboratories	1,152 a	28,846
Forest Oil	403 a	6,045
Fortune Brands	558	17,856
Foster Wheeler	443 a	8,846
FPL Group	1,468	75,675
Franklin Resources	620	30,020
Freeport-McMoRan Copper & Gold	1,450	36,453
FTI Consulting	188 a	7,710
GameStop, Cl. A	771 a	19,105
Gannett	1,090	6,289
Gap	1,913	21,579
Genentech	1,797 a	145,988
General Dynamics	1,277	72,444
General Electric	39,721	481,816
General Mills	1,265	74,825
General Motors	2,189	6,589
Genuine Parts	602	19,276
Genworth Financial, Cl. A	2,569	5,960
Genzyme	1,016 a	70,023
Gilead Sciences	3,481 a	176,730
Goldman Sachs Group	1,507	121,660
Goodrich	443	17,126
Goodyear Tire & Rubber	1,201 a	7,410
Google, Cl. A	905 a	306,370
H & R Block	1,243	25,767
H.J. Heinz	1,180	43,070
Halliburton	3,316	57,201
Hansen Natural	322 a	10,787
Harley-Davidson	826	10,061
Harris	480	20,779
Harsco	220	5,218
Hartford Financial Services Group	1,035	13,621
Hasbro	445	10,738
HCP	931	21,730
Health Care REIT	360	13,612
Health Net	635 a	9,290
Helmerich & Payne	502	11,275
Henry Schein	268 a	10,031
Hershey	587	21,883
Hess	1,107	61,560
Hewlett-Packard	9,332	324,287
Hologic	762 a	8,984
Home Depot	6,420	138,223
Honeywell International	2,675	87,767
Hormel Foods	355	10,590
Hospira	798 a	19,870
Host Hotels & Resorts	1,716	9,232
Hudson City Bancorp	1,766	20,486
Humana	629 a	23,858
Huntington Bancshares	1,745	5,026
Huntsman	637	1,694
Illinois Tool Works	1,571	51,309

Illumina	449 a	12,285
IMS Health	944	13,707
Integrys Energy	283	11,815
Intel	21,274	274,435
IntercontinentalExchange	271 a	15,428
International Business Machines	5,127	469,890
International Flavors & Fragrances	179	5,123
International Game Technology	890	9,434
International Paper	1,505	13,726
Interpublic Group of Cos.	2,211 a	7,363
Intuit	1,151 a	26,070
Intuitive Surgical	138 a	14,246
Iron Mountain	938 a	19,191
ITT	652	29,523
J.C. Penney	740	12,395
J.M. Smucker	438	19,776
Jacobs Engineering Group	455 a	17,595
Janus Capital Group	764	4,011
Johnson & Johnson	10,576	610,129
Johnson Controls	2,243	28,060
Joy Global	297	6,187
JPMorgan Chase & Co.	13,941	355,635
Juniper Networks	2,053 a	29,070
KBR	478	6,768
Kellogg	1,004	43,865
KeyCorp	1,737	12,645
Kimberly-Clark	1,571	80,859
Kimco Realty	807	11,605
Kinder Morgan Management	262 a	11,402
KLA-Tencor	844	16,914
Kohl's	1,101 a	40,418
Kraft Foods, Cl. A	5,506	154,443
Kroger	2,353	52,943
L-3 Communications Holdings	459	36,270
Laboratory Corp. of America Holdings	415 a	24,568
Lam Research	594 a	12,005
Lamar Advertising, Cl. A	425 a	3,829
Las Vegas Sands	551 a	2,838
Legg Mason	690	11,081
Leggett & Platt	437	5,458
Leucadia National	649 a	10,332
Level 3 Communications	8,752 a	8,752
Lexmark International, Cl. A	239 a	5,660
Liberty Global, Cl. A	398 a	5,799
Liberty Global, Ser. C	745 a	10,668
Liberty Media-Entertainment, Ser. A	1,862 a	34,168
Liberty Media-Interactive, Cl. A	2,918 a	9,163
Liberty Property Trust	477	9,540
Life Technologies	596 a	15,174
Limited Brands	901	7,136
Lincoln National	872	13,193
Linear Technology	790	18,502

Lockheed Martin	1,301	106,734
Loews	1,213	29,597
Lorillard	657	39,065
Lowe's Cos.	5,638	103,006
LSI	3,346 a	10,640
M & T Bank	374	14,552
Macerich	349	5,144
Macy's	1,476	13,210
Manpower	411	11,697
Marathon Oil	2,668	72,650
Marriott International, Cl. A	1,045	17,044
Marsh & McLennan Cos.	1,912	36,959
Marshall & Ilsley	1,137	6,492
Martin Marietta Materials	146	11,756
Masco	1,298	10,150
MasterCard, Cl. A	335	45,486
Mattel	1,342	19,043
McAfee	562 a	17,135
McCormick & Co.	407	13,040
McDonald's	4,256	246,933
McGraw-Hill	1,186	26,080
McKesson	1,042	46,056
MDU Resources Group	854	16,986
MeadWestvaco	933	10,860
Medco Health Solutions	1,913 a	85,951
Medtronic	4,329	144,978
MEMC Electronic Materials	1,142 a	15,531
Merck & Co.	8,107	231,455
MetLife	2,941	84,495
Metropcs Communications	966 a	13,128
MGM MIRAGE	590 a	4,720
Microchip Technology	563	10,680
Micron Technology	3,512 a	13,065
Microsoft	31,098	531,776
Millipore	160 a	8,826
Mirant	566 a	9,718
Mohawk Industries	306 a	9,826
Molson Coors Brewing, Cl. B	469	18,887
Monsanto	2,081	158,281
Moody's	732	15,679
Morgan Stanley	3,774	76,348
Mosaic	586	20,903
Motorola	8,559	37,916
Murphy Oil	684	30,219
Nasdaq OMX Group	679 a	14,816
National Oilwell Varco	1,577 a	41,696
National Semiconductor	610	6,185
NetApp	1,157 a	17,158
New York Community Bancorp	1,651	21,876
Newell Rubbermaid	798	6,448
Newfield Exploration	629 a	12,071
Newmont Mining	1,661	66,075

News, Cl. A	6,859	43,829
News, Cl. B	1,655	11,982
NII Holdings	483 a	9,370
NIKE, Cl. B	1,416	64,074
NiSource	808	7,821
Noble	1,003	27,231
Noble Energy	653	31,951
Nordstrom	928	11,776
Norfolk Southern	1,419	54,433
Northern Trust	752	43,255
Northrop Grumman	1,213	58,370
NRG Energy	798 a	18,641
Nucor	1,197	48,826
NVIDIA	1,868 a	14,851
NYSE Euronext	690	15,180
Occidental Petroleum	3,092	168,669
Old Republic International	1,056	10,898
Omnicom Group	1,205	31,197
ONEOK	462	13,500
Oracle	15,626 a	262,986
Owens-Illinois	823 a	15,637
Paccar	1,304	34,413
Pactiv	393 a	8,497
Pall	361	9,411
Parker Hannifin	625	23,881
Patterson Cos.	526 a	9,673
Patterson-UTI Energy	904	8,642
Paychex	1,226	29,780
Peabody Energy	1,012	25,300
Pentair	248	5,672
People's United Financial	1,292	21,137
Pepco Holdings	758	13,500
Pepsi Bottling Group	688	13,272
PepsiCo	5,924	297,563
Perrigo	293	8,600
PetroHawk Energy	867 a	17,089
PetSmart	340	6,382
Pfizer	25,510	371,936
PG & E	1,376	53,210
Pharmaceutical Product Development	527	12,590
Philip Morris International	7,800	289,770
Pinnacle West Capital	302	10,108
Pioneer Natural Resources	370	5,417
Pitney Bowes	771	17,162
Plains Exploration & Production	294 a	6,209
Plum Creek Timber	637	19,600
PNC Financial Services Group	1,617	52,585
Polo Ralph Lauren	156	6,401
PPG Industries	612	22,999
PPL	1,415	43,384
Praxair	1,191	74,152
Precision Castparts	526	34,164

Priceline.com	162 a	10,869
Pride International	827 a	13,331
Principal Financial Group	929	15,412
Procter & Gamble	11,153	607,839
Progress Energy	940	36,397
Progressive	2,382	28,941
ProLogis	793	7,938
Prudential Financial	1,584	40,788
Public Service Enterprise Group	1,923	60,709
Public Storage	479	29,636
Pulte Homes	1,127	11,439
QUALCOMM	6,209	214,521
Quest Diagnostics	627	30,942
Questar	645	21,917
Qwest Communications International	5,771	18,583
R.R. Donnelley & Sons	602	5,876
Ralcorp Holdings	208 a	12,318
Range Resources	576	20,644
Raytheon	1,577	79,828
Regency Centers	206	7,272
Regions Financial	2,584	8,941
Reliant Energy	1,627 a	8,281
Republic Services	1,353	34,989
Reynolds American	665	25,390
Robert Half International	433	7,339
Rockwell Automation	489	12,734
Rockwell Collins	593	22,344
Rohm & Haas	475	26,215
Roper Industries	313	12,877
Ross Stores	467	13,739
Rowan	653	8,267
Royal Caribbean Cruises	627	4,069
Safeway	1,645	35,252
SAIC	682 a	13,463
Salesforce.com	356 a	9,473
SanDisk	1,082 a	12,367
SandRidge Energy	434 a	2,890
Sara Lee	2,635	26,429
SCANA	392	13,442
Schering-Plough	6,149	107,976
Schlumberger	4,539	185,237
Scripps Networks Interactive, Cl. A	418	8,974
Sealed Air	427	5,786
Sears Holdings	234 a	9,575
SEI Investments	337	4,270
Sempra Energy	885	38,798
Sherwin-Williams	372	17,763
Sigma-Aldrich	468	16,885
Simon Property Group	851	36,576
SL Green Realty	277	4,352
SLM	1,647 a	18,858
Smith International	782	17,751

Southern	2,913	97,440
Southwest Airlines	1,006	7,072
Southwestern Energy	1,297 a	41,050
Spectra Energy	2,323	33,707
Sprint Nextel	14,706 a	35,736
SPX	302	12,717
St. Jude Medical	1,292 a	46,990
Stanley Works	191	5,971
Staples	2,653	42,289
Starbucks	2,725 a	25,724
Starwood Hotels & Resorts Worldwide	555	8,392
State Street	1,632	37,977
Stericycle	317 a	15,508
Stryker	1,090	46,042
Sun Microsystems	2,212 a	9,202
Sunoco	433	20,057
SunPower, Cl. A	213 a	7,148
SunPower, Cl. B	252 a	6,658
SunTrust Banks	1,270	15,570
SUPERVALU	1,048	18,382
Symantec	3,171 a	48,611
Synopsys	403 a	7,456
SYSCO	2,275	50,710
T. Rowe Price Group	928	25,594
Target	2,785	86,892
TD Ameritrade Holding	1,230 a	13,825
Telephone & Data Systems	299	9,122
Teradata	839 a	11,016
Terex	587 a	6,950
Texas Instruments	4,957	74,107
Textron	748	6,754
Thermo Fisher Scientific	1,584 a	56,913
Tiffany & Co.	363	7,532
Time Warner	13,554	126,459
Time Warner Cable, Cl. A	938 a	17,475
TJX Cos.	1,584	30,761
Toll Brothers	688 a	11,710
Torchmark	291	8,730
Total System Services	755	9,558
Travelers Cos.	2,221	85,819
Tyson Foods, Cl. A	784	6,938
U.S. Bancorp	6,590	97,796
UDR	640	7,507
Ultra Petroleum	567 a	20,316
Union Pacific	1,926	84,340
United Parcel Service, Cl. B	2,581	109,667
United States Steel	415	12,462
United Technologies	3,466	166,333
UnitedHealth Group	4,690	132,868
Unum Group	1,250	17,700
Urban Outfitters	564 a	8,787
Valero Energy	1,977	47,685

Varian Medical Systems	443 a	16,449
Ventas	507	14,130
VeriSign	958 a	18,499
Verizon Communications	10,776	321,879
Vertex Pharmaceuticals	736 a	24,325
VF	323	18,094
Viacom, Cl. B	2,023 a	29,839
Virgin Media	1,855	8,422
Visa, Cl. A	1,694	83,599
VMware, Cl. A	204 a	4,223
Vornado Realty Trust	523	26,574
Vulcan Materials	415	20,526
W.R. Berkley	713	18,880
W.W. Grainger	322	23,490
Wal-Mart Stores	8,955	421,960
Walgreen	3,744	102,623
Walt Disney	6,744	139,466
Washington Post, Cl. B	16	6,249
Waste Management	1,854	57,826
Waters	346 a	12,515
WellPoint	1,934 a	80,164
Wells Fargo & Co.	15,029	284,048
Western Digital	615 a	9,028
Western Union	2,756	37,647
Weyerhaeuser	788	21,544
Whirlpool	219	7,321
White Mountains Insurance Group	38	9,177
Whole Foods Market	635	6,509
Williams	2,177	30,805
Windstream	1,548	13,437
Wisconsin Energy	418	18,634
Wyeth	5,045	216,784
Wynn Resorts	314 a	9,445
Xcel Energy	1,628	30,053
Xerox	3,252	21,593
Xilinx	984	16,580
XTO Energy	2,077	77,036
Yahoo!	4,978 a	58,392
Yum! Brands	1,772	50,715
Zimmer Holdings	850 a	30,940
Zions Bancorporation	507	7,564
		28,307,922
Total Common Stocks
(cost $87,768,358)		53,534,817

Preferred Stocks--.0%
Germany
Henkel & Co.	571	14,774
Porsche Automobil Holding	280	16,506
Total Preferred Stocks
(cost $35,244)		31,280

	Principal
Short-Term Investments--26.0%	Amount ($)	Value ($)
U.S. Government Agencies--10.9%
Federal Home Loan Bank, Discount Notes,
0.04%, 2/5/09	1,000,000	999,996
Federal Home Loan Bank, Discount Notes,
0.08%, 2/6/09	260,000	259,997
Federal Home Loan Bank, Discount Notes,
0.10%, 2/20/09	2,000,000	1,999,884
Federal Home Loan Mortgage Corp., Discount Notes,
0.14%, 2/4/09	3,000,000 b	2,999,965
Federal National Mortgage Association, Discount Notes,
0.11%, 3/11/09	3,740,000 b	3,739,566
		9,999,408
U.S. Treasury Bills--15.1%
0.25%, 6/18/09	13,790,000 c	13,776,610
Total Short-Term Investments
(cost $23,776,142)		23,776,018

Other Investment--14.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $12,977,000)	12,977,000 [d]	12,977,000

Total Investments (cost $124,556,744)	98.9%	90,319,115
Cash and Receivables (Net)	1.1%	1,013,966
Net Assets	100.0%	91,333,081

a	Non-income producing security.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $124,556,744.

Net unrealized depreciation on investments was $34,237,629 of which $592,318 related to appreciated investment securities and $34,829,947 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES January 31, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2009 ($)
Financial Futures Long
10 Year Long Gilt	116	19,636,867	March 2009	(394,447)
Amsterdam Exchanges Index	62	3,937,668	February 2009	(120,215)

CAC 40 10 Euro	71	2,702,739	February 2009	(97,525)
Canadian 10 Year Bond	86	8,602,428	March 2009	39,030
Euro-Bund 10 Year	176	27,599,662	March 2009	(252,149)
FTSE 100 Index	140	8,283,379	March 2009	(347,149)
Hang Seng Stock Index	19	1,618,809	February 2009	60,120
IBEX 35 Index	56	6,048,235	February 2009	(293,407)
Japanese 10 Year Mini Bond	2	309,431	March 2009	(446)
S&P ASX 200 Index	63	3,498,397	March 2009	(48,043)
S & P/MIB Index	50	5,748,135	March 2009	(459,649)
S & P/Toronto Stock Exchange 60 Index	41	3,451,692	March 2009	59,858

Financial Futures Short
Australian 10 Year Bond	169	(12,412,870)	March 2009	(261,591)
Dax Index	38	(5,284,203)	March 2009	503,727
Japanese 10 Year Bond	9	(13,920,387)	March 2009	41,204
S & P 500 Emini	133	(5,469,625)	March 2009	427,572
Topix Index	132	(11,611,179)	March 2009	392,119
U.S. Treasury 10 Year Notes	148	(18,155,438)	March 2009	443,450
				(307,541)

At January 31, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 1/31/2009 ($)
Purchases:
Euro, expiring 3/18/2009	581,080	752,847	743,529	(9,318)
Euro, expiring 3/18/2009	396,600	523,528	507,475	(16,053)
Euro, expiring 3/18/2009	1,254,400	1,667,097	1,605,086	(62,011)
Euro, expiring 3/18/2009	742,000	999,993	949,437	(50,556)
Swiss Franc, expiring 3/18/2009	2,488,648	2,084,312	2,147,060	62,748
Swiss Franc, expiring 3/18/2009	555,000	464,669	478,822	14,153
Swiss Franc, expiring 3/18/2009	1,070,616	977,657	923,665	(53,992)
Swiss Franc, expiring 3/18/2009	886,424	804,524	764,755	(39,769)
Swiss Franc, expiring 3/18/2009	920,960	837,657	794,550	(43,107)
Swiss Franc, expiring 3/18/2009	1,107,000	987,970	955,055	(32,915)
Swedish Krona, expiring 3/18/2009	9,684,393	1,184,316	1,156,889	(27,427)
Swedish Krona, expiring 3/18/2009	323,393	39,481	38,632	(849)
Norwegian Krone, expiring 3/18/2009	279,800	40,325	40,306	(19)
Norwegian Krone, expiring 3/18/2009	1,152,000	164,866	165,950	1,084
British Pound, expiring 3/18/2009	673,042	991,761	974,775	(16,986)
British Pound, expiring 3/18/2009	834,000	1,234,320	1,207,892	(26,428)
British Pound, expiring 3/18/2009	1,311,600	1,956,973	1,899,606	(57,367)
British Pound, expiring 3/18/2009	874,400	1,310,288	1,266,404	(43,884)
British Pound, expiring 3/18/2009	930,150	1,376,718	1,347,147	(29,571)
British Pound, expiring 3/18/2009	500,850	740,542	725,387	(15,155)
British Pound, expiring 3/18/2009	401,000	609,781	580,773	(29,008)
British Pound, expiring 3/18/2009	650,000	898,321	941,403	43,082
Japanese Yen, expiring 3/18/2009	354,120,723	3,827,091	3,945,424	118,333
Japanese Yen, expiring 3/18/2009	344,140,000	3,822,716	3,834,224	11,508
Japanese Yen, expiring 3/18/2009	75,217,000	834,400	838,028	3,628
				(299,879)
Sales:
Australian Dollar, expiring 3/18/2009	2,570,000	1,687,976	1,627,712	60,264
Australian Dollar, expiring 3/18/2009	1,448,026	950,629	917,109	33,520
Australian Dollar, expiring 3/18/2009	467,000	316,416	295,775	20,641
Australian Dollar, expiring 3/18/2009	3,334,000	2,287,424	2,111,593	175,831
Canadian Dollar, expiring 3/18/2009	4,404,260	3,492,326	3,590,711	(98,385)
Canadian Dollar, expiring 3/18/2009	1,808,000	1,475,678	1,474,029	1,649
New Nealand Dollar, expiring 3/18/2009	2,860,572	1,554,721	1,447,022	107,699
New Nealand Dollar, expiring 3/18/2009	2,380,800	1,300,869	1,204,329	96,540
New Nealand Dollar, expiring 3/18/2009	1,587,200	866,770	802,886	63,884
				461,643

Total				161,764

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	57,778,733	(307,541)
Level 2 - Other Significant Observable Inputs	32,540,382	161,764
Level 3 - Significant Unobservable Inputs	0	0
Total	90,319,115	(145,777)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 27, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)